Related party transactions	12 Months Ended
Aug. 31, 2021
Related party transactions
Related party transactions

17. Related party transactions

Companies related through common ownership

Electric Boat Rental Ltd. [prior to June 3, 2021] [note 5]

7858078 Canada Inc. [prior to June 3, 2021] [note 5]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

Hurricane Corporate Services Ltd.

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

Founder shareholders

Gestion Toyma Inc.

Entreprises Claude Beaulac Inc. [former shareholder]

Gestion Moka Inc. [former shareholder]

The following table summarizes the Company’s related party transactions for the year:

	2021	2020	2019
	$	$	$
Revenues
Sales of boats
Electric Boat Rental Ltd. [prior to June 3,2021]	84,149	101,684	429,132
Patrick Bobby	—	11,000	—
Sale of parts and boat maintenance
Electric Boat Rental Ltd. [prior to June 3,2021]	40,310	79,696	26,399

Other
Electric Boat Rental Ltd. [prior to June 3,2021]	—	2,500	—
7858078 Canada Inc. [prior to June 3,2021]	—	6,074	5,000

Expenses
Cost of sales
Electric Boat Rental Ltd. [prior to June 3,2021]	11,444	16,865	—

Research and Development
9335-1427 Quebec Inc.	75,020	—	—
Mac Engineering, SASU	176,500	—	—

Travel and entertainment
Electric Boat Rental Ltd. [prior to June 3,2021]	8,926	—	—

Advertising and promotion
Electric Boat Rental Ltd. [prior to June 3,2021]	11,245	—	—
Claude Beaulac	—	—	1,740

Rent expense
California Electric Boat Company Inc.	—	—	143,376
Electric Boat Rental Ltd. [prior to June 3,2021]	—	65,934	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. with a right-of-use assets of $1,132,556 and lease liability of $1,177,867 as at August 31, 2021 [notes 9 and 15].

Remuneration of directors and key management of the Company

	2021	2020	2019
	$	$	$
Wages	1,299,402	308,868	207,751
Share-based payments – capital stock	—	572,110	—
Share-based payments – stock options	6,081,900	259,410	—
	7,381,302	1,140,388	207,751

At the end of the year, the amounts due to and from related parties are as follows:

	2021	2020
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	—
Alexandre Mongeon	14,200	—
	39,200	—

Current advances to related party
Alexandre Mongeon	185,407	—

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	74,157	3,005
Patrick Bobby	11,092	2,414
Kulwant Sandher	7,054	—
Mac Engineering, SASU	29,957	—
	122,260	5,419

Current advances from related parties
9335-1427 Quebec Inc.	—	104,931
Alexandre Mongeon	—	141,972
Patrick Bobby	—	139,473
Robert Ghetti	—	64,750
Immobilier R. Ghetti Inc.	—	16,487
Société de Placement Robert Ghetti Inc.	—	279,376
Gestion Toyma Inc.	—	151,500
Entreprises Claude Beaulac Inc. [former shareholder]	—	—
	—	898,489

Advances from related parties are non-interest bearing and have no specified terms of repayment.

In December 2020, the holders of the advances from related parties and the Company have agreed that the advances shall automatically convert into Voting Common Shares of the Company at a conversion price equal to the per Voting Common Share offering price in the Initial Public Offering [note 18].